Comprehensive Income - Components of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 4,516,193	$ 4,718,628	$ 4,297,620
Net current-period other comprehensive income (loss), net of tax	73,051	(327,844)	(27,258)
Ending Balance	4,771,240	4,516,193	4,718,628
Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(25,406)
Other comprehensive income before reclassification	0
Amounts reclassified from accumulated other comprehensive income	4,589
Net current-period other comprehensive income (loss), net of tax	4,589
Ending Balance	(20,817)	(25,406)
Unrealized Gains/Losses on AFS Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(360,340)
Other comprehensive income before reclassification	75,647
Amounts reclassified from accumulated other comprehensive income	5,874
Net current-period other comprehensive income (loss), net of tax	81,521
Ending Balance	(278,819)	(360,340)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(332,732)	(4,888)	22,370
Other comprehensive income before reclassification	80,669
Amounts reclassified from accumulated other comprehensive income	(7,618)
Net current-period other comprehensive income (loss), net of tax	73,051	(327,844)	(27,258)
Ending Balance	(259,681)	(332,732)	$ (4,888)
Unrealized Gains/Losses on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	53,014
Other comprehensive income before reclassification	5,022
Amounts reclassified from accumulated other comprehensive income	(18,081)
Net current-period other comprehensive income (loss), net of tax	(13,059)
Ending Balance	$ 39,955	$ 53,014